Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31,
	2015	2014
	U.S. Dollars
Cost:
Land	863	863
Building	10,764	10,286
Machinery and equipment	6,260	5,943
Office furniture and equipment	1,225	1,202
Computer equipment and software	4,996	4,602
Automobiles	87	65
Leasehold improvements	1,130	1,057

	25,325	24,018
Less accumulated depreciation	11,794	10,993

	13,531	13,025

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 amounted to $1,849, $1,937, and $2,166, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L’Israel and in August 2011 and March 2015 with Bank Mizrahi, a lien has been placed on the Company’s facility in Israel. See Note 14(D) and Note 14(E).